Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
REVENUES
TOTAL REVENUES		$ 1,348,084	$ 2,309,218
COST OF REVENUES		772,976	691,984
GROSS PROFIT		575,108	1,617,234
OPERATING EXPENSES
Selling and marketing expenses		4,059,748	645,687
Staff costs and employee benefits		1,328,659	298,081
Rental and office expenses		90,840	107,176
Legal and professional fees		1,264,203	623,739
Depreciation		29,022	28,996
Provision of (reversal of) expected credit losses		(18,202)	311,539
Others		144,804	58,646
TOTAL OPERATING EXPENSES		6,899,074	2,073,864
INCOME (LOSS) FROM OPERATIONS		(6,323,966)	(456,630)
OTHER INCOME (EXPENSE)
Interest income		792	1,826
Interest expense		(12,437)	(17,111)
Investment gain (loss)		(229)	532
Government subsidies			17,090
Foreign exchange		(11,668)	(30,813)
Other (expense) income		(9,416)	362
TOTAL OTHER EXPENSE, NET		(32,958)	(28,114)
INCOME (LOSS) BEFORE INCOME TAX		(6,356,924)	(484,744)
INCOME TAX (EXPENSES) CREDIT		(965,881)	53,200
NET INCOME (LOSS)		(7,322,805)	(431,544)
OTHER COMPREHENSIVE INCOME
Total foreign currency translation adjustment		(14,905)	7,818
TOTAL COMPREHENSIVE INCOME (LOSS)		$ (7,337,710)	$ (423,726)
EARNINGS (LOSS) PER SHARE
Basic (in Dollars per share)	[1]	$ (4.734)	$ (1.063)
Diluted (in Dollars per share)	[1]	$ (4.734)	$ (1.063)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	[1]	1,546,889	406,095
Diluted (in Shares)	[1]	1,546,889	406,095
Customized software solutions
REVENUES
TOTAL REVENUES		$ 640,722	$ 1,119,210
White label software
REVENUES
TOTAL REVENUES		486,804	748,770
Subscription services
REVENUES
TOTAL REVENUES		$ 220,558	$ 441,238

[1]	Giving retroactive effect to (i) a share re-designation of 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares on August 7, 2025 and reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares on 1-for-50 basis, which became effective on March 6, 2026.